Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2014
Registrant Name	Advantage Funds, Inc.
Central Index Key	0000914775
Amendment Flag	false
Document Creation Date	Jul. 31, 2015
Document Effective Date	Jul. 31, 2015
Prospectus Date	Aug. 03, 2015
Dreyfus Total Emerging Markets Fund | A
Prospectus:
Trading Symbol	DTMAX
Dreyfus Total Emerging Markets Fund | C
Prospectus:
Trading Symbol	DTMCX
Dreyfus Total Emerging Markets Fund | I
Prospectus:
Trading Symbol	DTEIX
Dreyfus Total Emerging Markets Fund | Class Y
Prospectus:
Trading Symbol	DTMYX